Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Prospectus Date	rr_ProspectusDate	May 11, 2022
Document Creation Date	dei_DocumentCreationDate	May 10, 2022